Long-Term Debt and Other Financial Liabilities, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-term debt and other financial liabilities	$ 62,206	$ 65,842
Less: Deferred financing costs	(1,398)	(1,308)
Total	60,808	64,534
Less - current portion	(18,588)	(8,691)
Long-term portion	$ 42,220	$ 55,843